THE CALDWELL & ORKIN FUNDS, INC.

THE CALDWELL & ORKIN MARKET OPPORTUNITY FUND

Supplement dated September 24, 2014 to the

Statement of Additional Information dated August 30, 2014

This Supplement to the Statement of Additional Information (“SAI”), dated August 30, 2014, for The Caldwell & Orkin Market Opportunity Fund (the “Fund”), a series of The Caldwell & Orkin Funds, Inc., updates the SAI to revise the information described below.

Appointment of Officers

Effective August 28, 2014, Paul Leone resigned as Secretary of the Fund.  On September 18, 2014, Valerie Ruppel was appointed Secretary of the Fund to fill the vacancy of Mr. Leone’s resignation.

The following replaces, in its entirety, the chart labeled “Officers Who Are Not Directors” under the heading “Management of the Fund – Board of Directors” found on page 13 of the SAI:

OFFICERS WHO ARE NOT DIRECTORS
Name, (Age) and Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen	Other Directorships Held
David R. Bockel (37) Treasurer & Ass’t Secretary Secretary & Ass’t Treasurer	Indefinite Term Since 2010 2006-2010	Mr. Bockel is a Portfolio Manager for Caldwell & Orkin, Inc., and is a Registered Representative of ALPS Distributors, Inc.	N/A	N/A
Lucas D. Foss (36) Chief Compliance Officer	Indefinite Term Since 2012

Mr. Foss is Deputy Chief Compliance Officer of ALPS Fund Services. Mr. Foss served as a Compliance Manager for ALPS from January 2010 until August 2012 and a Senior Compliance Analyst from June 2006 until December 2009. Prior to joining ALPS, Mr. Foss held positions at Bisys Hedge Fund Services and Deutsche Asset Management. Mr. Foss is a Certified Securities Compliance Professional (CSCP) and a Registered Representative of ALPS Distributors, Inc. Mr. Foss also serves as Chief Compliance Officer of the ALPS Series Trust, Boulder Growth & Income Fund, Boulder Total Return Fund, First Opportunity Fund, Inc., The Denali Fund Inc., Principal Real Estate Income Fund, and Whitebox Mutual Funds.

			N/A	N/A
Valerie L. Ruppel (37) Secretary	Indefinite Term Since 2014	Ms. Ruppel is Associate Counsel of ALPS Fund Services, Inc. (January 2014 to present). Prior to joining ALPS, Ms. Ruppel served as in-house counsel at Great-West Financial from 2009 until 2014.	N/A	N/A
Erich Rettinger (29) Assistant Treasurer	Indefinite Term Since 2013	Mr. Rettinger serves as a Fund Controller for ALPS Fund Services, Inc. He joined ALPS in 2007 in the Fund Accounting department.	N/A	N/A

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.